Goodwill and Other Intangible Assets - Summary of Changes In The Carrying Amounts of Goodwill By Groups of Cash Generating Units (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2024 CAD ($)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss recognised in profit or loss, goodwill	$ 0
CrediScotia Financiera SA [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss recognised in profit or loss, goodwill	136
CrediScotia Financiera SA [Member] | Latin America [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss recognised in profit or loss, goodwill	$ 92